Other assets	6 Months Ended
Dec. 31, 2025
Text block [abstract]
Other assets
Note 6. Other assets

	Consolidated
	December 2025 $	June 2025 $
Current assets
Prepayments	210,498	490,558

Other assets contain the prepayment of invoices in relation to the annual insurance renewal program and an offsetting borrowing for the funding of this prepayment in included in Borrowings - See Note 10 ‘Borrowings’.